Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Lease and Rental Expense [Line Items]
Rental expenses for all operating lease	$ 40.6	$ 41.4	$ 41.8